As filed with the Securities and Exchange Commission on December 30, 1999.
                                                  1933 Act File No. 33-61525
                                                  1940 Act File No. 811-08943

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                            -------------------------
                                    FORM N-lA
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
                     Pre-Effective Amendment No:                           [ ]
                     Post-Effective Amendment No: 5                        [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
                     Amendment No: 6

                       LEGG MASON LIGHT STREET TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:


MARK R. DUFFY. ESQ.                            ARTHUR J. BROWN, ESQ.
100 Light Street                               Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                      1800 Massachusetts Ave., NW
(Name and Address of                           Second Floor
 Agent for Service)                            Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[   ] immediately upon filing pursuant to Rule 485(b)
[   ] on pursuant to Rule 485(b)
[ X ] 60 days after filing pursuant to Rule 485(a)(i)
[   ] on pursuant to Rule 485(a)(i)
[   ] 75 days after filing pursuant to Rule 485(a)(ii)
[   ] on __________ pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Legg Mason Light Street Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Legg Mason Market Neutral Trust - Primary Class Shares
Part A - Prospectus

Legg Mason Market Neutral Trust - Navigator Class Shares
Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

    Legg Mason Light Street Trust, Inc.

    Legg Mason Market Neutral Trust






      PRIMARY CLASS SHARES PROSPECTUS           February __, 2000





                              logo

                              The Art of Investing SM









As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S



A b o u t t h e f u n d:

      xx    Investment objective

      xx    Principal risks

      xx    Fees and expenses of the fund

      xx    Management

A b o u t y o u r i n v e s t m e n t:

      xx    How to invest

      xx    How to sell your shares

      xx    Account policies

      xx    Services for investors

      xx    Distributions and taxes

      xx    Financial highlights

LEGG MASON MARKET NEUTRAL TRUST



[icon] I N V E S T M E N T  O B J E C T I V E

INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing exposure to general U.S. equity market volatility.

PRINCIPAL INVESTMENT STRATEGIES:

The fund's investment adviser seeks to achieve this investment objective by purchasing equity securities that it believes to be undervalued, selling short equity securities that it believes to be overvalued, and coordinating the establishment of long and short positions in an effort to keep the portfolio neutral to general U.S. equity market volatility. The fund seeks to have approximately equal dollar amounts invested in long and short positions.

The fund takes a long position when the adviser purchases a security for cash outright and it takes a short position when it borrows a security from a third party and sells it at the then current market price. By buying and selling short different stocks, the adviser seeks to minimize the effects of general movements in the U.S. stock market on the fund's performance. The adviser anticipates that if prices of securities in the fund's long portfolio increase more than prices of securities in its short portfolio in the aggregate, then the fund's shares will increase in value. The adviser also expects that if prices of securities in the fund's short portfolio increase more than the prices of securities in its long portfolio in the aggregate, then the fund's shares will decrease in value.

The portfolio is diversified and represents a broad sector of the U.S. equity market. Certain characteristics of the long positions as a whole (e.g. industry sector weightings, market capitalizations, and dollar amounts) are expected to closely match the characteristics of the short positions as a whole. For these purposes, the U.S. equity market consists of those equity securities listed on the New York Stock Exchange, the American Stock Exchange and Nasdaq.

The adviser's bottom-up quantitative approach models the disciplines of a fundamental investor. The adviser screens a broad universe of stocks for an historical record of liquidity. The resulting universe is analyzed in detail using the adviser's proprietary, multi-factor stock selection model, which encompasses both quantitative and qualitative approaches and includes analysis of cash flow, earnings growth, expectations, value, technicals and corporate signals. The stock selection model is run daily, ranking each stock in the investable universe of approximately 2,000 liquid stocks on a sector-neutral basis and is designed so that no single dimension or set of factors dominates.

Proceeds from the fund's short sales of equity securities will earn interest at a rate approximately equal to that of a 3-month U.S. Treasury bill. The interest will contribute to the fund's return.

For temporary defensive purposes or when cash is temporarily available, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. The fund may not achieve its investment objective when so invested.

[icon] P R I N C I P A L  R I S K S

IN GENERAL

Investors could lose money by investing in the fund. There is no assurance that the fund will meet its investment objective. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK -

Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. The fund may experience a substantial or complete loss on an individual stock; losses on short positions are potentially unlimited.

STYLE RISK -

The proprietary model used by the adviser to evaluate securities and securities markets is based on the adviser's understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, will, at times, be affected by factors not accounted for by the model.

An investment in the fund is subject to the risk that the stock selection model will fail to consider appropriately those factors that influence the fund's exposure to market risk. In addition, even if the stock selection model properly considers the appropriate factors, the adviser may fail to establish or maintain long and short positions that have matching market characteristics (e.g. industry sector weighting, market capitalization and dollar amounts). To the extent that the market characterizations of the long and short positions do not match, the fund will not be neutral to general U.S. equity market volatility, the fund's positions will become more speculative in nature, and the fund's losses may exceed those of other mutual funds.

An investment in the fund is also subject to the risk of poor stock selection by the adviser. For example, the stocks that the adviser buys may not outperform stocks that the adviser sells short, and thereby the fund would not be successful in achieving its objective. Further, since the adviser will manage both long and short positions in approximately equal dollar balance, it is possible that the fund's equity securities held long may decline in value at the same time the value of its equity securities sold short increases, thereby increasing the fund's potential for loss. In such a case, the fund's losses may exceed those of other mutual funds.

PORTFOLIO TURNOVER -

The fund will likely experience very substantial turnover of securities. Although the rate of the fund's portfolio turnover may vary significantly from time to time depending on economic and market volatility, it is anticipated that under normal circumstances the annual portfolio turnover rate of the long and short components of the portfolio will each average from 300% to 500% per year, but will not exceed 700% per year. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the fund. High turnover could also increase the likelihood that the fund will realize capital gains, including net short-term capital gains (that is, gains from positions held for not more than one year), distribution of which is taxed to shareholders at ordinary income tax rates rather than at more favorable long-term capital gain tax rates. It is anticipated that most of the fund's capital gains, if any, will be short-term.

SHORT SALES -

The fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the fund terminates or closes out its short position by buying the same security. The fund will realize a gain if the security declines in price between those dates. There can be no assurance that the fund will be able to close out a short position at any particular time or at an acceptable price.

There is also a risk that a borrowed security will need to be returned to the broker or other institution on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur, meaning that the fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier. Further, because the fund will attempt to remain market neutral, if the fund must close out a short position at a time or price not of its choosing, it may also have to sell a corresponding long position at an unfavorable time or price in order to maintain market neutrality.

Until the fund replaces a borrowed security, it will maintain a segregated account with its custodian containing cash and liquid securities such that the amount deposited in the account plus any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. At most times, in excess of 90% of the fund's securities may be pledged as collateral for securities sold short. Most collateral will be deposited with a custodian or single broker, designated as the fund's "prime broker." Depending on arrangements made with the broker or custodian, the fund might not receive any payments (including interest) on collateral deposited with the broker or custodian. In proposing a prime broker, the adviser considered the broker's creditworthiness, among other factors. The fund has also taken steps to reduce its exposure to the creditworthiness of its prime broker. However, there can be no assurance that the fund will avoid losses or delays if the prime broker experiences financial problems.

Rule 10a-1 under the Securities Exchange Act of 1934 ("Rule 10a-1") provides that exchange-traded shares can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the price of the previous reported trade. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action. While it is the adviser's intention to maintain approximately equal dollar investments in the long and short components of its portfolio, market circumstances and Rule 10a-1 may prevent it from doing so from time to time. The adviser will generally attempt to execute short sales before offsetting long positions in order to reduce the risk of unequal long and short exposure.

Possible losses from short sales differ from losses that could be incurred from a purchase of securities. Losses on securities sold short are theoretically unlimited because the fund's loss on a short sale arises from increases in the value of the security sold short. Losses on long positions, which arise from decreases in the value of the security, however, are limited by the fact that a security's value cannot drop below zero.

Until the fund replaces a borrowed security, the fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the fund also may be required to pay a premium. The net proceeds of the short sale will be retained by the broker (or by the fund's custodian in a special custody account) to the extent necessary to meet margin requirements, until the short position is closed out. The fund also will incur transaction costs in effecting short sales.

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D .

The tables below describe the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The fees shown are current fees. The fees and expenses are shown as a percentage of average net assets.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

------------------------------------------------------
                               MARKET NEUTRAL TRUST(a)
------------------------------------------------------

Management fees                      1.90%(b)
------------------------------------------------------

Distribution and Service             1.00%
(12b-1) fees
------------------------------------------------------

Other expenses                       3.80%
------------------------------------------------------

Total Annual Fund Operating          6.70%
Expenses
------------------------------------------------------

Fee Waivers and Expense              3.70%(b)
Reimbursement
------------------------------------------------------

Net Annual Fund Operating            3.00%
Expenses
------------------------------------------------------

   (a)  The fund commenced operations on February 16, 1999.
   (b) The manager has contractually agreed to waive fees and reimburse other expenses so that Primary Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 3.00% of average daily net assets until February 28, 2001.

EXAMPLE:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.


--------------------------------------------------------------------------------
                                1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Market Neutral Trust - Primary  $303        $1,647      $2,945     $6,003
Class shares
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

MANAGEMENT AND ADVISERS:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202 provides the fund with investment management and administrative services and oversees the fund's relationships with outside service providers, such as the sub-adviser, custodian, transfer agent, accountants, and lawyers. Under its management agreement with the fund, the fund pays LMFA a fee calculated daily and paid monthly of 1.90% of the average daily net assets of the fund. LMFA has agreed to waive fees and reimburse certain expenses of the fund and the fund has agreed to reimburse LMFA for such waivers under certain circumstances.

LMFA acts as manager or adviser to investment companies with aggregate assets of approximately $___ billion as of December 31, 1999.

LMFA has delegated investment advisory responsibilities to Batterymarch Financial Management, Inc., 200 Clarendon Street, Boston, Massachusetts 02116. Batterymarch is responsible for the actual investment management of this fund, which includes making investment decisions and placing orders to buy or sell particular securities.

LMFA pays Batterymarch a monthly fee of 78.9% of the fee it receives from the fund, or 1.50% of the fund's average daily net assets. Fees paid to Batterymarch are net of any waivers. Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Batterymarch's aggregate assets under management totaled approximately $6 billion as of December 31, 1999.

PORTFOLIO MANAGEMENT:

A Batterymarch investment team is responsible for the day-to-day management of the fund.

DISTRIBUTOR OF THE FUND'S SHARES:

Legg Mason Wood Walker, Inc. ("Distributor") distributes the fund's shares. The fund has adopted a plan that allows it to pay distribution fees and shareholder service fees for the sale of its shares and for services provided to shareholders. Under the plan, the fund may pay the Distributor an annual fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may enter into agreements with other brokers to sell Primary Class shares of the fund. The Distributor pays these brokers up to 90% of the distribution and service fee that it receives from the fund for those sales.

LMFA, Batterymarch and the Distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account with the fund, contact a Legg Mason financial adviser or other entity that has entered into an agreement with the fund's distributor to sell shares of the Legg Mason family of funds. A Legg Mason financial adviser will explain the shareholder services available from the fund and answer any questions you may have. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100, except as noted below.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason financial adviser or other entity offering the funds to discuss which one might be appropriate for you.

Once your account is open, you may use the following methods to add to your account:

    ------------------------------------------------------------------------

    IN PERSON       Give your financial adviser a check for $100 or more
                    payable to the fund
    ------------------------------------------------------------------------


    MAIL Mail your check, payable to the fund, for $100 or more to your financial adviser
    ------------------------------------------------------------------------


    TELEPHONE OR    Call Legg Mason Funds Investors Services at
    WIRE            1-800-822-544 or your financial adviser to transfer
                    available cash balances in your brokerage account or
                    to transfer money from your bank directly to Legg
                    Mason.  Wire transfers may be subject to a service
                    charge by your bank.
    ------------------------------------------------------------------------


    FUTURE FIRST    Contact your Legg Mason financial adviser to enroll in
    SYSTEMATIC      Legg Mason's Future First Systematic Investment Plan.
    INVESTMENT PLAN Under this plan, you may arrange for automatic monthly investments in the fund of $50 or more.  The fund's
                    transfer agent will transfer funds monthly from your
                    Legg Mason account or from your checking account to purchase shares of that fund.
    ------------------------------------------------------------------------


    AUTOMATIC       Arrangements may be made with some employers and
    INVESTMENTS     financial institutions for regular automatic monthly
                    investments  of $50 or more in shares  of the fund.  You may also reinvest  dividends from certain unit investment trusts in shares of the fund.
    ------------------------------------------------------------------------

Call your financial adviser or another entity offering the fund for sale with any questions regarding the investment options above.

Certain investment methods may be subject to lower minimum initial and additional investments.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser or the entity offering the fund before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. The fund is open for business every day the New York Stock Exchange is open. The New York Stock Exchange is closed on all national holidays and Good Friday. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to Legg Mason.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. You should consult their program literature for further information.

Any of the following methods may be used to sell your shares:

   -----------------------------------------------------------------------------

   TELEPHONE    Call your Legg Mason financial adviser or entity offering the fund and request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.


                Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial adviser has your bank account information on file.


                The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.
                ----------------------------------------------------------------


   MAIL         Send a letter to the fund requesting redemption of your
                shares.  The letter should be signed by all of the owners of the account and their signatures guaranteed without qualification. You may obtain a signature guarantee from most banks or securities dealers.
   -----------------------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason financial adviser or another entity.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Primary Class share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate the fund's Primary Class share price, the fund's assets attributable to Primary Class shares are valued and totaled, liabilities attributable to Primary Class shares are subtracted, and the resulting net assets are divided by the number of Primary Class shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under procedures established by the Board of Directors.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o Reject any order for shares or suspend the offering of shares for a period of time.

o     Change its minimum investment amounts.

o Delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

You will receive from Legg Mason a confirmation after each transaction involving Primary Class shares (except a reinvestment of dividends, capital gain distributions and purchases made through the Future First Systematic Investment Plan or through automatic investments). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account, in which case a statement will be sent to you quarterly. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

SYSTEMATIC WITHDRAWAL PLAN:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. If you are making withdrawals from the fund pursuant to the systematic withdrawal plan, then you should not be purchasing shares of the fund at the same time.

EXCHANGE PRIVILEGE:

Primary Class shares of this fund may be exchanged for Primary Class shares of any of the other Legg Mason funds, except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o Terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o Terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares and pays dividends from net investment income to holders of Primary Class shares quarterly. The fund also distributes any net capital gains to its shareholders annually.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive them in cash. If you wish to begin receiving dividends and/or other distributions in cash, you must notify the fund at least 10 days before the next dividend and/or other distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short-term capital gains) are taxable as ordinary income. Distributions of the fund's net capital gain, if any, are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you after the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's financial performance since inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. The information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


                   MARKET NEUTRAL TRUST - PRIMARY CLASS SHARES

------------------------------------------------------------------------------------------------------------------------
                 Income from Investment Operations                                         Distributions
------------------------------------------------------------------------------------------------------------------------
                                          Net Realized                    From
For the       Net Asset     Net Invest-   & Unrealized                    Net       From Net
Period          Value,        ment        Gain (Loss)     Total From     Invest-    Realized      Total        Net Assets
Ended         Beginning      Income           On          Investment     ment       Gain on       Distri-      Value, End
Oct. 31,      of Period      (Loss)       Investments     Operations     Income     Investments   butions       of Period

------------------------------------------------------------------------------------------------------------------------

1999A           $10.00        $.11B         $(.43)         $(.32)        $(.08)        $ --        $(.08)        $9.60
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Ratios/Supplemental Data

--------------------------------------------------------------------------------

For the     Total     Expenses to     Net Investment    Portfolio  Net
Period      Return    Average Net    Income (Loss) to   Turnover   Assets,
Ended       (%)       Assets (%)    Average Net Assets   Rate (%)  End of
Oct. 31,                                    (%)                    Period
                                                                  (Thousands--$)
--------------------------------------------------------------------------------

1999      (3.20)%B,C   3.00%B,D        1.70%B,D          481.5%D    $17,513

--------------------------------------------------------------------------------


A     For the period February 16, 1999 (commencement of operations)  to October
      31, 1999.                                                     -

B Net of fees waived pursuant to a voluntary expense limitation of 3.00% of average daily net assets through July 31, 2000. If no fees had been waived by Legg Mason Fund Adviser, Inc., the annualized ratio of expenses to average net assets for the period, including dividend expense for securities sold short, would have been 6.70%.

C     Not annualized.

D     Annualized.

L e g g  M a s o n  M a r k e t  N e u t r a l  T r u s t

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports provide detailed information about the fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:
o     call toll-free 1-800-822-5544
o     visit us on the Internet via http://www.leggmason.com
o     write to us at:   Legg Mason Wood Walker, Incorporated
                        100 Light Street, P.O. Box 1476
                        Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

LMF-                                                  SEC file number: 811-8943

     Legg Mason Light Street Trust, Inc.

     Legg Mason Market Neutral Trust






               NAVIGATOR CLASS SHARES PROSPECTUS          February __, 2000





                                    logo

                                    The Art of Investing (SERVICEMARK)









As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E   O F   C O N T E N T S



A b o u t  t h e  f u n d:

        xx     Investment objective

        xx     Principal risks

        xx     Fees and expenses of the fund

        xx     Management

A b o u t  y o u r  i n v e s t m e n t:

        xx     How to invest

        xx     How to sell your shares

        xx     Account policies

        xx     Services for investors

        xx     Distributions and taxes

LEGG MASON MARKET NEUTRAL TRUST

[icon] I N V E S T M E N T  O B J E C T I V E

INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing exposure to general U.S. equity market volatility.

PRINCIPAL INVESTMENT STRATEGIES:

The fund's investment adviser seeks to achieve this investment objective by purchasing equity securities that it believes to be undervalued, selling short equity securities that it believes to be overvalued, and coordinating the establishment of long and short positions in an effort to keep the portfolio neutral to general U.S. equity market volatility. The fund seeks to have approximately equal dollar amounts invested in long and short positions.

The fund takes a long position when the adviser purchases a security for cash outright and it takes a short position when it borrows a security from a third party and sells it at the then current market price. By buying and selling short different stocks, the adviser seeks to minimize the effects of general movements in the U.S. stock market on the fund's performance. The adviser anticipates that if prices of securities in the fund's long portfolio increase more than prices of securities in its short portfolio in the aggregate, then the fund's shares will increase in value. The adviser also expects that if prices of securities in the fund's short portfolio increase more than the prices of securities in its long portfolio in the aggregate, then the fund's shares will decrease in value.

The portfolio is diversified and represents a broad sector of the U.S. equity market. Certain characteristics of the long positions as a whole (e.g. industry sector weightings, market capitalizations, and dollar amounts) are expected to closely match the characteristics of the short positions as a whole. For these purposes, the U.S. equity market consists of those equity securities listed on the New York Stock Exchange, the American Stock Exchange and Nasdaq.

The adviser's bottom-up quantitative approach models the disciplines of a fundamental investor. The adviser screens a broad universe of stocks for an historical record of liquidity. The resulting universe is analyzed in detail using the adviser's proprietary, multi-factor stock selection model, which encompasses both quantitative and qualitative approaches and includes analysis of cash flow, earnings growth, expectations, value, technicals and corporate signals. The stock selection model is run daily, ranking each stock in the investable universe of approximately 2,000 liquid stocks on a sector-neutral basis and is designed so that no single dimension or set of factors dominates.

Proceeds from the fund's short sales of equity securities will earn interest at a rate approximately equal to that of a 3-month U.S. Treasury bill. The interest will contribute to the fund's return.

For temporary defensive purposes or when cash is temporarily available, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. The fund may not achieve its investment objective when so invested.

[icon] P R I N C I P A L  R I S K S

IN GENERAL

Investors could lose money by investing in the fund. There is no assurance that the fund will meet its investment objective. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK -

Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. The fund may experience a substantial or complete loss on an individual stock; losses on short positions are potentially unlimited.

STYLE RISK -

The proprietary model used by the adviser to evaluate securities and securities markets is based on the adviser's understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, will, at times, be affected by factors not accounted for by the model.

An investment in the fund is subject to the risk that the stock selection model will fail to consider appropriately those factors that influence the fund's exposure to market risk. In addition, even if the stock selection model properly considers the appropriate factors, the adviser may fail to establish or maintain long and short positions that have matching market characteristics (e.g. industry sector weighting, market capitalization and dollar amounts). To the extent that the market characterizations of the long and short positions do not match, the fund will not be neutral to general U.S. equity market volatility, the fund's positions will become more speculative in nature, and the fund's losses may exceed those of other mutual funds.

An investment in the fund is also subject to the risk of poor stock selection by the adviser. For example, the stocks that the adviser buys may not outperform stocks that the adviser sells short, and thereby the fund would not be successful in achieving its objective. Further, since the adviser will manage both long and short positions in approximately equal dollar balance, it is possible that the fund's equity securities held long may decline in value at the same time the value of its equity securities sold short increases, thereby increasing the fund's potential for loss. In such a case, the fund's losses may exceed those of other mutual funds.

PORTFOLIO TURNOVER -

The fund will likely experience very substantial turnover of securities. Although the rate of the fund's portfolio turnover may vary significantly from time to time depending on economic and market volatility, it is anticipated that under normal circumstances the annual portfolio turnover rate of the long and short components of the portfolio will each average from 300% to 500% per year, but will not exceed 700% per year. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the fund. High turnover could also increase the likelihood that the fund will realize capital gains, including net short-term capital gains (that is, gains from positions held for not more than one year), distribution of which is taxed to shareholders at ordinary income tax rates rather than at more favorable long-term capital gain tax rates. It is anticipated that most of the fund's capital gains, if any, will be short-term.

SHORT SALES -

The fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the fund terminates or closes out its short position by buying the same security. The fund will realize a gain if the security declines in price between those dates. There can be no assurance that the fund will be able to close out a short position at any particular time or at an acceptable price.

There is also a risk that a borrowed security will need to be returned to the broker or other institution on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur, meaning that the fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier. Further, because the fund will attempt to remain market neutral, if the fund must close out a short position at a time or price not of its choosing, it may also have to sell a corresponding long position at an unfavorable time or price in order to maintain market neutrality.

Until the fund replaces a borrowed security, it will maintain a segregated account with its custodian containing cash and liquid securities such that the amount deposited in the account plus any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. At most times, in excess of 90% of the fund's securities may be pledged as collateral for securities sold short. Most collateral will be deposited with a custodian or single broker, designated as the fund's "prime broker." Depending on arrangements made with the broker or custodian, the fund might not receive any payments (including interest) on collateral deposited with the broker or custodian. In proposing a prime broker, the adviser considered the broker's creditworthiness, among other factors. The fund has also taken steps to reduce its exposure to the creditworthiness of its prime broker. However, there can be no assurance that the fund will avoid losses or delays if the prime broker experiences financial problems.

Rule 10a-1 under the Securities Exchange Act of 1934 ("Rule 10a-1") provides that exchange-traded shares can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the price of the previous reported trade. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action. While it is the adviser's intention to maintain approximately equal dollar investments in the long and short components of its portfolio, market circumstances and Rule 10a-1 may prevent it from doing so from time to time. The adviser will generally attempt to execute short sales before offsetting long positions in order to reduce the risk of unequal long and short exposure.

Possible losses from short sales differ from losses that could be incurred from a purchase of securities. Losses on securities sold short are theoretically unlimited because the fund's loss on a short sale arises from increases in the value of the security sold short. Losses on long positions, which arise from decreases in the value of the security, however, are limited by the fact that a security's value cannot drop below zero.

Until the fund replaces a borrowed security, the fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the fund also may be required to pay a premium. The net proceeds of the short sale will be retained by the broker (or by the fund's custodian in a special custody account) to the extent necessary to meet margin requirements, until the short position is closed out. The fund also will incur transaction costs in effecting short sales.

 [icon]  F E E S   A N D   E X P E N S E S   O F   T H E   F U N D

The tables below describe the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The fees and expenses are shown as a percentage of average net assets.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     -----------------------------------------------------------
                                          MARKET NEUTRAL TRUST
     -----------------------------------------------------------
     Management fees                             1.90%(b)
     -----------------------------------------------------------
     Distribution and Service (12b-1)            None
     fees
     -----------------------------------------------------------
     Other expenses                              3.80%(a)
     -----------------------------------------------------------
     Total Annual Fund Operating                 5.70%
     Expenses
     -----------------------------------------------------------
     Fee Waivers and Expense                     3.70%(b)
     Reimbursement
     -----------------------------------------------------------
     Net Annual Fund Operating                   2.00%
     Expenses
     -----------------------------------------------------------

    (a) "Other expenses" are based on estimated expenses for the fiscal year ending October 31, 2000.

    (b) The manager has contractually agreed to waive fees so that Navigator Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 2.00% of average daily net assets until February 28, 2001.

EXAMPLE:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.

      -------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS  10 YEARS
      -------------------------------------------------------------------------
       Market Neutral Trust, Navigator      $203     $1,369    $2,519   $5,323
       Class shares
      -------------------------------------------------------------------------

[icon] M A N A G E M E N T

MANAGEMENT AND ADVISERS:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202 provides the fund with investment management and administrative services and oversees the fund's relationships with outside service providers, such as the sub-adviser, custodian, transfer agent, accountants, and lawyers. Under its management agreement with the fund, the fund pays LMFA a fee calculated daily and paid monthly of 1.90% of the average daily net assets of the fund. LMFA has agreed to waive fees and reimburse certain expenses of the fund and the fund has agreed to reimburse LMFA for such waivers under certain circumstances.

LMFA acts as manager or adviser to investment companies with aggregate assets of approximately $ billion as of December 31, 1999.

LMFA has delegated investment advisory responsibilities to Batterymarch Financial Management, Inc., 200 Clarendon Street, Boston, Massachusetts 02116. Batterymarch is responsible for the actual investment management of this fund, which includes making investment decisions and placing orders to buy or sell particular securities.

LMFA pays Batterymarch a monthly fee of 78.9% of the fee it receives from the fund, or 1.50% of the fund's average daily net assets. Fees paid to Batterymarch are net of any waivers. Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Batterymarch's aggregate assets under management totaled approximately $6 billion as of December 31, 1999.

PORTFOLIO MANAGEMENT:

A Batterymarch investment team is responsible for the day-to-day management of the fund.

DISTRIBUTOR OF THE FUND'S SHARES:

Legg Mason Wood Walker, Inc. ("Distributor") distributes the fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates the Distributor to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

The Distributor and the manager may pay non-affiliated entities out of their own assets to support the distribution of Navigator Class shares and shareholder servicing.

LMFA, Batterymarch and the Distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W   T O   I N V E S T

Navigator Class shares are currently offered for sale only to:

o Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients ("Customers").

o Qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million.

o Clients of Bartlett & Co. who, as of December 19, 1996, were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary.

o Any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates.

o Certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999 for investment of their own monies and monies for which they act in a fiduciary capacity.

o Shareholders of Class Y shares of Bartlett Europe Fund or Bartlett Financial Services Fund on October 5, 1999.


Eligible investors may purchase Navigator Class shares through a brokerage account at Legg Mason. The minimum initial investment is $50,000 and the minimum for each purchase of additional shares is $100. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Navigator Class shares.

Customers of certain Institutional Clients that have omnibus accounts with the fund's transfer agent can purchase shares through those Institutions. The distributor may pay such Institutional Clients for account servicing. Institutional Clients may charge their Customers for services provided in connection with the purchase and redemption of shares. Information concerning these services and any applicable charges will be provided by the Institutional Clients. This Prospectus should by read by Customers in connection with any such information received by Institutional Clients. Any such fees, charges or requirements imposed by Institutional Clients will be in addition to the fees and requirements of this Prospectus.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchase orders received by Legg Mason before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. The fund is open for business every day the New York Stock Exchange is open. The New York Stock Exchange is closed on all national holidays and Good Friday. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to the selling organization.

[icon]  H O W   T O   S E L L   Y O U R   S H A R E S

To redeem your shares by telephone:

o    Call 1-800-822-5544

Please have available the number of shares (or dollar amount) to be redeemed and the account number.

The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Customers of Institutional Clients may redeem only in accordance with instructions and limitations pertaining to their account at the Institution.

Redemption orders received by Legg Mason before the close of the exchange will be transmitted to the fund's transfer agent. Your order will be processed at that day's net asset value. Redemption orders received by Legg Mason after the close of the exchange will be processed at the closing net asset value on the next day the exchange is open.

Your order will be processed promptly and you will generally receive the proceeds by mail to the name and address on the account registration within a week. You may also have your telephone redemption requests paid by a direct wire to a previously designated domestic commercial bank account.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T   P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Navigator Class share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate the fund's Navigator Class share price, the fund's assets attributable to Navigator Class shares are valued and totaled, liabilities attributable to Navigator Class shares are subtracted, and the resulting net assets are divided by the number of Navigator Class shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under procedures established by the Board of Directors.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

The fund reserves the right to:

o Reject any order for shares or suspend the offering of shares for a period of time.

o   Change its minimum investment amounts.

o Delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

CONFIRMATIONS AND ACCOUNT STATEMENTS:

Confirmations will be sent to Institutional Clients after each transaction involving Navigator Class shares which will include the total number of shares being held in safekeeping by the transfer agent. The transfer agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Beneficial ownership of shares by Customer accounts will be recorded by the Institutional Client and reflected in their regular account statements.

EXCHANGE PRIVILEGE:

Navigator Class shares of this fund may be exchanged for shares of the Legg Mason Money Market Funds or Navigator Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o Terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o Terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some Institutional Clients may not offer all of the Navigator Funds for exchange.

[icon] D I S T R I B U T I O N S   A N D   T A X E S

The fund declares and pays dividends from net investment income to holders of Navigator Class shares quarterly. The fund also distributes any net capital gains to its shareholders annually.

Your dividends and other distributions will be automatically reinvested in additional Navigator Class shares of the fund unless you elect to receive them in cash. If you wish to begin receiving dividends and/or other distributions in cash, you must notify the fund at least 10 days before the next dividend and/or other distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Navigator Class shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short term capital gains) are taxable as ordinary income. Distributions of the fund's net capital gain, if any, are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you after the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

L e g g   M a s o n   M a r k e t   N e u t r a l   T r u s t

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports provide detailed information about the fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:
o       call toll-free 1-800-822-5544
o       visit us on the Internet via http://www.leggmason.com
o       write to us at:            Legg Mason Wood Walker, Incorporated
                                   100 Light Street, P.O. Box 1476
                                   Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-                                                   SEC file number: 811-8943

                      LEGG MASON LIGHT STREET TRUST, INC.:
                         LEGG MASON MARKET NEUTRAL TRUST

                      PRIMARY CLASS SHARES AND NAVIGATOR CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY __, 2000

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for Primary Class shares or for Navigator Class shares (both dated February __, 2000), as appropriate, which have been filed with the Securities and Exchange Commission ("SEC"). Copies of either the annual reports or the Prospectuses are available without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated at 1-800-822-5544.

                            LEGG MASON WOOD WALKER,
                                  INCORPORATED
--------------------------------------------------------------------------------
                                100 Light Street
                            Baltimore, Maryland 21202
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                          Page

DESCRIPTION OF THE FUND......................................................3
FUND POLICIES................................................................3
INVESTMENT STRATEGIES AND RISKS..............................................4
ADDITIONAL TAX INFORMATION...................................................6
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................7
VALUATION OF FUND SHARES.....................................................9
PERFORMANCE INFORMATION.....................................................10
TAX-DEFERRED RETIREMENT PLANS - PRIMARY CLASS SHARES........................12
MANAGEMENT OF THE FUND......................................................14
THE FUND'S INVESTMENT ADVISER/MANAGER.......................................15
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................17
THE FUND'S DISTRIBUTOR......................................................18
CAPITAL STOCK INFORMATION...................................................20
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT.............20
THE FUND'S LEGAL COUNSEL....................................................20
THE FUND'S INDEPENDENT ACCOUNTANTS..........................................20
FINANCIAL STATEMENTS........................................................20
APPENDIX A..................................................................21

      No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

      Legg Mason Light Street Trust, Inc. ("Light Street Trust" or "Corporation") is a diversified open-end investment company that was established as a Maryland corporation on August 5, 1998. Legg Mason Market Neutral Trust ("Market Neutral Trust" or "fund") is a separate series of Light Street Trust.

                                  FUND POLICIES

      MARKET  NEUTRAL  TRUST'S   investment   objective  is  long-term   capital
appreciation while minimizing exposure to general U.S. equity market volatility.

      In addition to the investment objective of the fund described in the Prospectuses, the fund has adopted certain fundamental investment limitations that cannot be changed except by vote of its shareholders. The fund may not:

      1. Borrow money, except from banks for temporary purposes, in an aggregate amount not to exceed 10% of the value of the total assets of the fund at the time of borrowing; short sales and related borrowings of securities are not subject to this restriction (although not a fundamental policy subject to shareholder approval, the fund will not purchase securities if borrowings exceed 5% of its total assets);

      2. With respect to 75% of total assets, invest more than 5% of its total assets (taken at market value) in securities of any one issuer or purchase more than 10% of the voting securities of any one issuer (other than, in each case, securities of the U.S. Government, its agencies and instrumentalities, and securities issued by other investment companies);

      3. Invest 25% or more of its total assets (taken at market value) in securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto;

      4. Purchase or sell commodities and commodity contracts, but this limitation shall not prevent the fund from purchasing or selling options and futures contracts;

      5. Engage in the business of underwriting the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

      6. Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

      7. Purchase or sell real estate, except that the fund may invest in securities collateralized by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein (as a non-fundamental policy changeable without a shareholder vote, the fund will not purchase or sell interests in real estate limited partnerships);

      8. Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the fund's net assets would be
(a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation; or

      9. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended ("1940 Act").

      The foregoing limitations may be changed by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

      Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

      Unless otherwise stated, the funds's investment policies and limitations are not fundamental, and can be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

      This section supplements the information in the Prospectuses concerning the investments the fund may make and the techniques the fund may use. The fund, unless otherwise stated, may employ several investment strategies, including but not limited to:

RATINGS OF DEBT OBLIGATIONS

      The fund may invest in convertible securities and, for temporary defensive purposes, high quality short-term debt obligations. Moody's Investors Service, Inc. ("Moody's"), Standard & Poors ("S&P") and other nationally recognized or foreign statistical rating organizations are private organizations that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A. A fund may consider these ratings in determining whether to purchase, sell or hold a security. Ratings issued by Moody's or S&P represent only the opinions of those agencies and are not guarantees of credit quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

ILLIQUID SECURITIES

      The fund may invest up to 10% of its net assets in illiquid securities. For this purpose, "illiquid securities" are those that cannot be disposed of within seven days for approximately the price at which the fund values the security. Illiquid securities include repurchase agreements with terms of greater than seven days and restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors.

      Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the Securities Act of 1933, or pursuant to an exemption from registration. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

      SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to the fund, acting pursuant to guidelines established by the fund's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

CONVERTIBLE SECURITIES

      A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

      The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

      Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality. Moody's describes securities rated Ba as having "speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

      If an investment grade security purchased by the fund is subsequently given a rating below investment grade, Batterymarch will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

PORTFOLIO LENDING

      The fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund. During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. The fund presently does not intend to lend more than 5% of its portfolio securities at any given time.

REPURCHASE AGREEMENTS

      A repurchase agreement is an agreement under which either U.S. Government obligations or high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the adviser to present minimal risk of default during the term of the agreement.

      Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days' duration if more than 10% of net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the fund has adopted standards for the parties with whom it may enter into repurchase agreements, including monitoring by the fund's adviser of the creditworthiness of such parties which the fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

      When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

ADRS

      The  fund  may  invest  in  U.S.-dollar-denominated   American  Depository
Receipts, ("ADRs"), which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. By investing in ADRs rather than directly in a foreign issuers stock, the fund may reduce currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs. The fund has no current intention to invest in unsponsored ADRs.

SENIOR SECURITIES

     The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. Borrowing for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

                           ADDITIONAL TAX INFORMATION

      The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any federal, state or local taxes that might be applicable to them.

GENERAL

      For federal tax purposes, the fund is treated as a separate corporation. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RlCs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

      Dividends and other distributions declared by the fund in December of any year and payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund for the taxable year from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain made by the fund do not qualify for the dividends-received deduction.

      If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

OTHER

      If the fund has an "appreciated financial position" -- generally, an interest (including an interest through a short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that the gain will be recognized at that time. A constructive sale generally consists of a short sale entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

                       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      The fund offers two classes of shares, known as Primary Class shares and Navigator Class shares. Primary Class shares are available from Legg Mason and certain of its affiliates, as well as from certain institutions having agreements with Legg Mason. As of the date of this Statement of Additional Information, Navigator Class shares of the fund are not offered for sale. Navigator Class shares will be offered for sale only to Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional

Clients, to qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, to clients of Bartlett & Co., who as of December 19, 1996, were shareholders of Bartlett Short-Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary, to Class Y shareholders of Bartlett Europe Fund or Bartlett Financial Services Fund on October 5, 1999, to any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates and to certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999. Navigator Class shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares are available to all other investors.

FUTURE FIRST SYSTEMATIC INVESTMENT PLAN AND TRANSFER OF FUNDS FROM FINANCIAL INSTITUTIONS

      If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy Primary Class shares through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the fund's transfer agent, to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Primary Class shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

      Investors in Primary Class shares may also buy Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

SYSTEMATIC WITHDRAWAL PLAN

      If you own Primary Class shares with a net asset value of $5,000 or more, you may also elect to make systematic withdrawals from your fund account of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the Primary Class shares' net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., eastern time) ("close of the Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all Primary Class shares in your account must be automatically reinvested in Primary Class shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

      Ordinarily, you should not purchase additional shares of the fund if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

OTHER INFORMATION REGARDING REDEMPTION

      The fund reserves the right to modify or terminate the wire or telephone redemption services described in the Prospectuses at any time.

      The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      The fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The fund does not redeem "in kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund's shareholders as a whole.

      The fund reserves the right to impose a redemption fee on the proceeds of shares redeemed within one year of purchase. The redemption fee would be paid to the fund to reimburse the fund for transaction costs it incurs in entering into coordinated long and short positions and liquidating them in order to fund redemptions. The fee would not be paid to either LMFA or Legg Mason.

                            VALUATION OF FUND SHARES

      Net asset value of the fund share is determined daily for each Class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the Nasdaq Stock
Market securities are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the fund's Board of Directors. Premiums received on the sale of call options are included in the net asset value of each Class, and the current market value of options sold by the fund will be subtracted from net assets of each Class.

                             PERFORMANCE INFORMATION

      The following performance information relates to Primary Class shares. As of the date of this Statement of Additional Information, Navigator Class shares of the fund have no performance history.

TOTAL RETURN CALCULATIONS

      Average  annual total  return  quotes used in the fund's  advertising  and
other  promotional  materials  ("Performance   Advertisements")  are  calculated
separately for each Class according to the following formula:

            P(1+T)n           =     ERV
where:      P                 =     a hypothetical initial payment of $1,000
            T                 =     average annual total return
            n                 =     number of years
            ERV               =     ending redeemable value of a
                                    hypothetical $1,000 payment made at
                                    the beginning of that period

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

      The cumulative total return of Primary Class shares of the fund for the period of February 16, 1999 (commencement of operations) to October 31, 1999 was -3.20%.

      The following table shows the value, as of the end of the fiscal year, of a hypothetical investment of $10,000 made in Primary Class shares of the fund at the class's commencement of operations on February 16, 1999. The table assumes that all dividends and other distributions are reinvested in the fund. It includes the effect of all charges and fees applicable to shares the fund has paid. (There are no fees for investing and reinvesting in the fund, and there are no redemption fees.) It does not include the impact of any income taxes that an investor would pay on such distributions.

--------------------------------------------------------------------------------

              Value of Original Shares
                Plus Shares Obtained      Value of Shares Acquired
               Through Reinvestment of            Through
                    Capital Gain           Reinvestment of Income
 Fiscal Year       Distributions                Dividends           Total Value
--------------------------------------------------------------------------------

    1999*               $9600                      $80.17             $9680.17
--------------------------------------------------------------------------------

* February 16, 1999 (commencement of sale of Primary Class shares) to October 31, 1999.

      If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of October 31, 1999 would have been $9600 and the investor would have received a total of $80.17 in distributions.

      From time to time the fund may compare the performance of a Class to the performance of other investment companies, groups of investment companies, various market indices, or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

      From time to time, the total return of the fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

      The fund may also cite rankings and ratings, and compare the return of a Class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

      The fund may compare the investment return of a Class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each Class of Shares will vary.

      The fund may also compare its performance to that of a 3-month U.S. Treasury bill ("T-bill"). Unlike the fund, T-bills are backed by the full faith and credit of the United States, have a fixed rate of return and a short duration, have no risk of losing capital and little or no potential for appreciation.

      Fund advertisements may reference the history of the distributor and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in market neutral investing. With market neutral investing, the Adviser establishes long positions in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers and establishes a similar dollar amount of short positions in equity securities that it believes to be overvalued. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. The Adviser believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

      In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

      The fund may use data prepared by independent third parties such as lbbotson Associates, Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

      The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500, and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

      The fund may also include in advertising biographical information on key investment and managerial personnel.

      The fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

      The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $___ billion as of December 31, 1999.

      In advertising, the fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

              TAX-DEFERRED RETIREMENT PLANS - PRIMARY CLASS SHARES

      In general, income earned through the investment of assets of IRAs and qualified retirement plans is not taxed to their beneficiaries until the income is distributed to them. Primary Class share investors who are considering establishing an IRA or a SEP, SIMPLE or other qualified retirement plan should consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in IRAs and those plans with respect to Primary Class shares through regular payroll deductions may be arranged with a Legg Mason or affiliated financial adviser and your employer. Additional information with respect to IRAs and those plans is available upon request from any Financial Adviser or Service Provider.

      TRADITIONAL IRA. Certain Primary Class share investors may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. However, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain other requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

      Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Primary Class shares through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 701/2. Distributions made before age 591/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

      ROTH IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

      Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 591/2 (or certain other conditions apply).

      EDUCATION IRA. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or a qualified family member).

SIMPLIFIED EMPLOYEE PENSION PLAN - SEP

      Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES - SIMPLE

      An employer with no more than 100 employees that does not maintain another retirement plan instead may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make either matching contributions up to 3% of each such employee's salary or a 2% nonelective contribution.

      Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Primary Class share investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUND

      The fund's officers are responsible for the operation of the fund under the direction of the Board of Directors. The officers and directors of the fund, their dates of birth and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the fund, as defined in the 1940 Act. The address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

      JOHN F. CURLEY, JR.* [7/24/39], CHAIRMAN OF THE BOARD, PRESIDENT AND DIRECTOR; President and/or Chairman of the Board and Director/Trustee of all Legg Mason retail funds. RETIRED: Vice Chairman and Director of Legg Mason Wood Walker, Inc. and Legg Mason, Inc.; Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser ); Officer and/or Director of various other affiliates of Legg Mason, Inc.

      ARNOLD L. LEHMAN [7/18/44], DIRECTOR; 200 Eastern Parkway, Brooklyn, NY. Director, The Brooklyn Museum of Art; Director/Trustee of all Legg Mason retail funds. FORMERLY: Director, Baltimore Museum of Art.

      JILL E. McGOVERN [8/29/44], DIRECTOR; 400 Seventh Street, NW, Washington, DC, Chief Executive Officer of the Marrow Foundation. Director/Trustee of all Legg Mason retail funds. FORMERLY: Executive Director of the Baltimore International Festival (January 1991 - March 1993); and Senior Assistant to the President of The Johns Hopkins University (1986 - 1991).

      RICHARD G. GILMORE [6/9/27], DIRECTOR; 10310 Tamo Shander Place, Bradenton, Florida. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of all Legg Mason retail funds. FORMERLY: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company the Girard Company; and Director of Finance, City of Philadelphia.

      T.A. RODGERS [10/22/34], DIRECTOR; 2901 Boston Street, Baltimore, Maryland. Principal, T. A. Rodgers & Associates (management consulting). Director/Trustee of all Legg Mason retail funds. FORMERLY: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).

      EDWARD A. TABER III* [8/25/43], DIRECTOR; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Chairman and Director of Legg Mason Fund Adviser, Inc. and Director of Western Asset Management Company (each a registered investment adviser ); President and/or Director/Trustee of all Legg Mason retail funds except Legg Mason Tax Exempt Trust. FORMERLY:
Executive  Vice  President  of  T.  Rowe   Price-Fleming   International,   Inc.
(1986-1992) and Director of the Taxable Income Division at T. Rowe Price Associates, Inc. (1973-1992).

      G. PETER O'BRIEN [10/13/45], DIRECTOR; Trustee of Colgate University; Director/Trustee of all Legg Mason retail funds except Legg Mason Income Trust, Inc., and Legg Mason Tax Exempt Trust, Inc. RETIRED: Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

      The executive officers of the Corporation, other than those who also serve as directors, are:

      MARIE K. KARPINSKI* [1/1/49], VICE PRESIDENT AND TREASURER; Treasurer of LMFA; Vice President and Treasurer of all Legg Mason retail funds; Vice President of Legg Mason.

      WM. SHANE HUGHES* [4/24/68], SECRETARY; employee of Legg Mason since May 1997. FORMERLY: Senior Associate of C.W. Amos and Co. (a regional public accounting firm).

      The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers, O'Brien, and Dr. McGovern.

      Officers and directors of the fund who are "interested persons" of the fund receive no salary or fees from the fund. Each Director who is not an interested person of the fund ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the fund at December 31, of the previous year.

      On December 31, 1999, the directors and officers of the Corporation beneficially owned in the aggregate less than __% of the fund's outstanding shares.

COMPENSATION TABLE

      The  following  table  provides  certain   information   relating  to  the
compensation of the fund's directors for the calendar year ended December 31, 1999. The fund has no retirement plan for its directors.

--------------------------------------------------------------------------------
                                                        Total Compensation From
                              Aggregate Compensation     Fund and Fund Complex
Name of Person and Position         From Fund             Paid to Directors*
--------------------------------------------------------------------------------

John F. Curley, Jr. -           None                       None
Chairman of the Board and
Director
--------------------------------------------------------------------------------

Arnold L. Lehman - Director     $900                       $41,100
--------------------------------------------------------------------------------

Jill E. McGovern - Director     $900                       $41,100
--------------------------------------------------------------------------------

Richard G. Gilmore -            $900                       $41,100
Director
--------------------------------------------------------------------------------

T.A. Rodgers - Director         $900                       $41,100
--------------------------------------------------------------------------------

Edward A. Taber -               None                       None
President and Director
--------------------------------------------------------------------------------

G. Peter O'Brien - Director     $600                       $15,000
--------------------------------------------------------------------------------

* Represents aggregate compensation paid to each director during the calendar year ended December 31, 1999. There are twelve open-end investment companies in the Legg Mason Complex (with a total of twenty-four funds).

                      THE FUND'S INVESTMENT ADVISER/MANAGER

      Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason Wood Walker, Inc. ("Legg Mason"). LMFA serves as manager to the fund under a Management Agreement between Legg Mason Light Street Trust, Inc., on behalf of the fund, and LMFA ("Management Agreement").

      The Management Agreement provides that, subject to overall direction by the fund's Board of Directors, LMFA manages or oversees the investment and other affairs of the fund. LMFA is responsible for managing the fund consistent with the fund's investment objective and policies described in its Prospectuses and this Statement of Additional Information. LMFA also is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund's distributor, compensation of the independent directors, organizational expenses, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such non-recurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

      LMFA receives for its services to the fund a management fee, calculated daily and payable monthly at an annual rate of 1.90% of the average daily net assets of the fund. LMFA has agreed to waive its fees for expenses related to Primary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of 3.00% of average net assets attributable to Primary Class shares until February 28, 2001. LMFA has agreed to waive its fees for expenses related to Navigator Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of 2.00% of average net assets attributable to Navigator Class shares until February 28, 2001.

      For the period February 16, 1999 (commencement of operations) to October 31, 1999, LMFA waived $222,000 in management fees for the fund under the agreement. For the same period, the fund paid management fees of $0.

      Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by LMFA.

      Batterymarch Financial Management, Inc. ("Adviser"), 200 Clarendon Street, Boston, Massachusetts 02116, an affiliate of Legg Mason, serves as investment adviser to the fund pursuant to an Investment Advisory Agreement between Batterymarch and LMFA ("Advisory Agreement").

      Under the Advisory Agreement, the Adviser is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual management of the fund's assets, including responsibility for making all decisions and placing all orders to buy, sell or hold a particular security. For Batterymarch's services to the fund, LMFA (not the fund) pays Batterymarch a fee, computed daily and payable monthly, at an annual rate equal to 78.9% of the fee received by LMFA from the fund or 1.50% of the fund's average daily net assets. Fees paid to Batterymarch are net of any waivers by LMFA.

      For the period February 16, 1999 (commencement of operations) to October 31, 1999, Batterymarch received $0 for its services to the fund.

      Under the Advisory Agreement and Management Agreement, LMFA and the Adviser will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

      The Advisory Agreement and Management Agreement terminate automatically upon assignment and are terminable at any time without penalty by vote of the fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMFA and Batterymarch, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.

      To mitigate the possibility that the fund will be affected by personal trading of employees, the Corporation and LMFA have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the period February 16, 1999 (commencement of operations) to October 31, 1999, the fund's annualized portfolio turnover rate was 481.5%.

      Most of the fund's brokerage transactions are carried out through a single broker, designated as the fund's "prime broker." The fund may place its trades with any one of a number of executing brokers. However, the prime broker maintains an account with each executing broker, through which the fund's trades are processed. When the fund sells a security short, the prime broker borrows the security on the fund's behalf, and the fund posts collateral for the benefit of the prime broker.

      Under the Advisory Agreement with the fund, the Adviser is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

      Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund whose brokerage generated the service. LMFA's and/or Batterymarch's fee is not reduced by reason of its receiving such brokerage and research services.

      From time to time the fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

      Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that: the fund together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

      Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund's Advisory Agreement expressly provides such consent.

      Investment decisions for the fund are made independently from those of other funds and accounts advised by LMFA or Batterymarch. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

      Legg Mason acts as distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

      The fund has adopted a Distribution Plan ("Plan") which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 1.00% of the fund's average daily net assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of Shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

      The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the directors who are not "interested persons" of the Corporation as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the continuation of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

      In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA would earn greater investment advisory/management fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

      Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund's Primary Class shares and to maintain and enhance the level of services they provide to the fund's Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

      As compensation for its services and expenses, Legg Mason receives from the fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly.

      The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

      In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

      For the period February 16, 1999 (commencement of operations) to October 31, 1999, Legg Mason incurred the following expenses in connection with distribution and shareholder services:

            Compensation to Sales                 $35,000
            Personnel
            Advertising                          $134,000
            Printing and Mailing of               $48,000
            Prospectuses to Prospective
            Shareholders
            Other                                $163,000
                                                 --------
                                   Total         $380,000

The amounts in "Other" reflect the allocation of certain items of overhead, using assumptions believed by Legg Mason to be reasonable.

                            CAPITAL STOCK INFORMATION

      The Articles of Incorporation of the Corporation authorize issuance of 450 million shares of common stock, par value $0.001 per share, of Legg Mason Market Neutral Trust, 200 million shares of common stock, par value $.001 per share, of Legg Mason Real Estate Trust, and 200 million shares of par value $.001 per share of Legg Mason Classic Valuation Fund. The fund has two authorized classes of shares: Primary Class shares and Navigator Class shares.

      Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a shareholder vote. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

      Shareholder meetings will not be held except where the Investment Company Act of 1940 requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of 25% or more of the shares entitled to vote as set forth in the bylaws of Legg Mason Light Street Trust, Inc.; or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

      State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. Boston Financial Data Services ("BFDS"), P.O. Box 953, Boston, Massachusetts 02103 (as agent for State Street Bank and Trust Company) serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036, serves as counsel to the fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, has been selected by the Directors to serve as independent accountants for the fund.

                              FINANCIAL STATEMENTS

      The Statement of Net Assets as of October 31, 1999; the Statement of Operations for the period ended October 31, 1999; the Statement of Changes in Net Assets for the period ended October 31 1999; the Financial Highlights for the period presented; the Notes to Financial Statements and the Report of Independent Public Accountants, each with respect to Market Neutral Trust, are included in the Corporation's annual report for the period ended October 31, 1999, and are hereby incorporated by reference in this Statement of Additional Information.

                                                                      APPENDIX A


                              RATINGS OF SECURITIES


DESCRIPTION  OF MOODY'S  INVESTORS  SERVICE,  INC.  ("MOODY'S")  CORPORATE  BOND
RATINGS:

      Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

      A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE BOND RATINGS:

      AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA -An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC-An obligation rated CC is currently highly vulnerable to nonpayment.

      C-A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

      D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      PLUS (+) OR MINUS (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      r-This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      N.R.-This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

                       Legg Mason Light Street Trust, Inc.

Part C.   Other Information
          -----------------

Item 23.  Exhibits
          --------

   (a)    Articles of Incorporation (1)
          (i)   Articles of Amendment (4)
          (ii)  Articles Supplementary (4)
          (iii) Articles of Amendment - (5)
   (b)    By-Laws (1)
   (c)    Specimen security -- not applicable
   (d)    (i)   Investment Advisory Agreement - Market Neutral (2)
          (ii)  Form of Investment Advisory Agreement - Classic Valuation (5)
          (iii) Form of Investment Advisory Agreement - Real Estate -
                to be filed
          (iv)  Management Agreement - Market Neutral (2)
          (v)   Form of Management Agreement - Classic Valuation (5)
          (vi)  Form of Management Agreement - Real Estate - to be filed
   (e)    (i)   Underwriting Agreement- Market Neutral (2)
          (ii)  Form of Underwriting Agreement - Classic Valuation (5)
          (iii) Form of Underwriting Agreement - Real Estate - to be filed
          (iv)  Dealer Agreement with respect to Navigator Shares (3)
                (i) Schedules A and B to Dealer Agreement (2)
   (f)    Bonus, profit sharing or pension plans - none
   (g)    Form of Custodian Agreement (2)
   (h)    (i)   Form of Transfer Agency and Service Agreement (2)
          (ii)  Credit Agreement - none
   (i)    Opinion and Consent of Counsel
          (i)   Market Neutral  - filed  herewith
          (ii)  Classic Valuation - (5)
          (iii) Real Estate - to be filed
   (j)    Other Opinions/Consents - filed herewith
   (k)    Financial statements omitted from Item 22 - none
   (l)    Agreement for providing initial capital with respect to the
           Registrant (2)
   (m)    (i)   Distribution Plan - Market Neutral (2)
          (ii)  Form of Distribution Plan - Classic Valuation (5)
          (iii) Form of Distribution Plan - Real Estate - to be filed
   (n)    Financial Data Schedules - not applicable
   (o)    (i)   Plan Pursuant to Rule 18f-3 - Market Neutral (2)
          (ii)  Form of Plan Pursuant to Rule 18f-3 - Classic Valuation (5)
          (iii) Form of Plan Pursuant to Rule 18f-3 - Real Estate - to be filed


(1) Incorporated herein by reference to corresponding Exhibit of the initial Registration Statement, SEC File No. 33-61525, filed August 14, 1998.

(2) Incorporated herein by reference to corresponding Exhibit of Pre-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-61525, filed January 22, 1999.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 5 to Legg Mason Investors Trust, Inc.'s Registration Statement, SEC File No. 2-62174, filed July 31, 1996.

(4) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-61525, filed August 13, 1999.

(5) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 3 to the Registration Statement, SEC File No. 33-61525, filed October 27, 1999.


Item 24.  Persons Controlled By or Under Common Control with Registrant
          -------------------------------------------------------------

           None.


Item 25.  Indemnification
          ---------------

   This item is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1, SEC File No. 33-61525, filed January 22, 1999.


Item 26.  Business and Other Connections of Manager and Investment Adviser
          ----------------------------------------------------------------

   Legg Mason Fund Adviser, Inc. ("LMFA"), the Registrant's investment manager, is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. LMFA serves as investment adviser or manager of twenty-five open-end registered investment companies or portfolios. Information as to the officers and directors of LMFA is included in its Form ADV, which was most recently amended on June 18, 1999 and is on file with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.

   Batterymarch Financial Management, Inc. ("Batterymarch"), investment adviser to Legg Mason Market Neutral Trust, is a registered investment adviser incorporated on September 19, 1994. Batterymarch is engaged primarily in the investment advisory business. Information as to the officers and directors of Batterymarch is included in its Form ADV, which was most recently amended on June 25, 1999 and is on file with the Securities and Exchange Commission (registration number 801-48035) and is incorporated herein by reference.

   Brandywine Asset Management, Inc. ("Brandywine"), investment adviser to Legg Mason Classic Valuation Fund, is a registered investment adviser incorporated on May 26, 1986. Information as to the officers and directors of Brandywine is included in its Form ADV, which was most recently amended on April 30, 1999 and is on file with the Securities and Exchange Commission (registration number 801-27797) and is incorporated herein by reference.


Item 27.  Principal Underwriters
          ----------------------

       (a) Legg Mason Value Trust, Inc.
           Legg Mason Total Return Trust, Inc.
           Legg Mason Special Investment Trust, Inc.
           Legg Mason Investors Trust, Inc.
           Legg Mason Global Trust, Inc.
           Legg Mason Cash Reserve Trust
           Legg Mason Tax-Exempt Trust, Inc.
           Legg Mason Income Trust, Inc.
           Legg Mason Focus Trust, Inc.
           Legg Mason Tax-Free Income Fund
           Legg Mason Investment Trust, Inc.
           LM Institutional Fund Advisors I, Inc.
           LM Institutional Fund Advisors II, Inc.

   (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

 Name and Principal        Position and Offices with       Positions and Offices
 Business Address*         Underwriter - LMWW              with Registrant
 ------------------        -------------------------       ---------------------

Raymond A. Mason           Chairman of the Board and        None
                            Director

James W. Brinkley          President, Chief Operating       None
                            Officer and Director

Edmund J. Cashman, Jr.     Senior Executive Vice            None
                            President and Director

Richard J. Himelfarb       Senior Executive Vice            None
                            President and Director

Edward A. Taber III        Senior Executive Vice            President and
                            President                        Director

Robert A. Frank            Executive Vice President         None

Robert G. Sabelhaus        Executive Vice President         None

Charles A. Bacigalupo      Senior Vice President and        None
                            Secretary

F. Barry Bilson            Senior Vice President            None

Thomas M. Daly, Jr.        Senior Vice President            None

Robert G. Donovan          Executive Vice President         None

Manoochehr Abbaei          Senior Vice President            None

Jeffrey W. Durkee          Senior Vice President            None

Thomas E. Hill             Senior Vice President            None
218 N. Washington Street
Suite 31
Easton, MD  21601

Arnold S. Hoffman          Senior Vice President            None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum              Senior Vice President            None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

William B. Jones, Jr.      Senior Vice President            None
1747 Pennsylvania Avenue,
N.W.
Washington, D.C.  20006

 Name and Principal        Position and Offices with       Positions and Offices
 Business Address*         Underwriter - LMWW              with Registrant
 ------------------        -------------------------       ---------------------

Theodore S. Kaplan         Senior Vice President            None

Laura L. Lange             Senior Vice President            None

Marvin H. McIntyre         Senior Vice President            None
1747 Pennsylvania Avenue,
N.W.
Washington, D.C.  20006

Thomas P. Mulroy           Senior Vice President            None

Mark I. Preston            Senior Vice President            None

Thomas L. Souders          Senior Vice President and        None
                            Chief Financial Officer

Joseph A. Sullivan         Senior Vice President            None

W. William Brab            Senior Vice President            None

Deepak Chowdhury           Senior Vice President            None
255 Alhambra Circle
Suite 810
Coral Gables, FL  33134

Harry M. Ford, Jr.         Senior Vice President            None

Dennis A. Green            Senior Vice President            None

Horace M. Lowman, Jr.      Senior Vice President and        None
                           Asst. Secretary

Jonathan M. Pearl          Senior Vice President            None

Robert F. Price            Senior Vice President and        None
                           General Counsel

Timothy C. Scheve          Executive Vice President         None
                           and Treasurer and Director

Elisabeth N. Spector       Senior Vice President            None

Richard L. Baker           Vice President                   None

William H. Bass, Jr.       Vice President                   None

Nathan S. Betnun           Vice President                   None

 Name and Principal        Position and Offices with       Positions and Offices
 Business Address*         Underwriter - LMWW              with Registrant
 ------------------        -------------------------       ---------------------

John C. Boblitz            Vice President                   None

Andrew J. Bowden           Vice President and Deputy        None
                            General Counsel

D. Stuart Bowers           Senior Vice President            None

Edwin J. Bradley, Jr.      Vice President                   None

Carol A. Brown             Vice President                   None

Scott R. Cousino           Vice President                   None

Thomas W. Cullen           Vice President                   None

Charles J. Daley, Jr.      Vice President and               None
                           Controller

Norman C. Frost, Jr.       Vice President                   None

John R. Gilner             Vice President                   None

Daniel R. Greller          Vice President                   None

Richard A. Jacobs          Vice President                   None

C. Gregory Kallmyer        Vice President                   None
56 West Main Street
Newark, DE  19702

Kurt A. Lalomia            Vice President                   None

James E. Furletti          Vice President                   None

Robert E. Patterson        Vice President and Deputy        None
                           General Counsel

John A. Moag, Jr.          Vice President                   None

Edward P. Meehan           Vice President                   None
12321 Sunset Hills Road
Suite 100
Reston, VA  20190

Edward W. Lister, Jr.      Vice President                   None

Theresa McGuire            Vice President                   None

 Name and Principal        Position and Offices with       Positions and Offices
 Business Address*         Underwriter - LMWW              with Registrant
 ------------------        -------------------------       ---------------------

Julia A. McNeal            Vice President                   None

Gregory B. McShea          Vice President                   None

Thomas C. Merchant         Vice President and               None
                            Assistant General Counsel

Paul Metzger               Vice President                   None

Mark C. Micklem            Vice President                   None
1747 Pennsylvania Ave.,
N.W.
Washington, DC  20006

Hance V. Myers, III        Vice President                   None
1100 Poydras St.
New Orleans, LA 70163

Ann O'Shea                 Vice President                   None

Gerard F. Petrik, Jr.      Vice President                   None

Douglas F. Pollard         Vice President                   None

Judith L. Ritchie          Vice President                   None

Thomas E. Robinson         Vice President                   None

Theresa M. Romano          Vice President                   None

James A. Rowan             Vice President                   None
1747 Pennsylvania Avenue,
N.W.
Washington, D.C.  20006

Douglas M. Schmidt         Vice President                   None

B. Andrew Schmucker        Vice President                   None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg     Vice President                   None

Henry V. Sciortino         Vice President                   None
1735 Market St.
Philadelphia, PA 19103

Chris A. Scitti            Vice President                   None

 Name and Principal        Position and Offices with       Positions and Offices
 Business Address*         Underwriter - LMWW              with Registrant
 ------------------        -------------------------       ---------------------

Eugene B. Shepherd         Vice President                   None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell       Vice President                   None

Jane Soybelman             Vice President                   None

Alexsander M. Stewart      Vice President                   None

L. Kay Strohecker          Vice President                   None

Joseph E. Timmins III      Vice President                   None

Joyce Ulrich               Vice President                   None

William A. Verch           Vice President                   None

Sheila M. Vidmar           Vice President and Deputy        None
                           General Counsel

Lewis T. Yeager            Vice President                   None

Carol Converso-Burton      Assistant Vice President         None

Diana L. Deems             Assistant Vice President         None
                            and Assistant Controller

Ronald N. McKenna          Assistant Vice President         None

Suzanne E. Peluso          Assistant Vice President         None

Lauri F. Smith             Assistant Vice President         None

Janet B. Straver           Assistant Vice President         None

Leslee Stahl               Assistant Secretary              None


       * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

          (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

   Item 28.    Location of Accounts and Records
               --------------------------------

               State Street Bank and       and  Legg Mason Fund
               Trust Company                    Adviser, Inc.
               P. O. Box 1713                   100 Light Street
               Boston, Massachusetts 02105      Baltimore, Maryland 21202

   Item 29.    Management Services
               -------------------

               None.


   Item 30.    Undertakings
               ------------

               None.

                                 SIGNATURE PAGE

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Light Street Trust, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 30th day of December, 1999.

                                   Legg Mason Light Street Trust, Inc.

                                   By: /s/ Marie K. Karpinski
                                       -------------------------------
                                       Marie K. Karpinski
                                       Vice President and Treasurer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                          Title                    Date
---------                          -----                    ----

                                   Chairman of the Board
/s/ John F. Curley, Jr.*           and Director             December 30, 1999
---------------------------
John F. Curley, Jr.*

/s/ Edward A. Taber, III*          President and Director   December 30, 1999
---------------------------
Edward A. Taber, III*

/s/ Richard G. Gilmore*            Director                 December 30, 1999
---------------------------
Richard G. Gilmore*

/s/ Arnold L. Lehman*              Director                 December 30, 1999
---------------------------
Arnold L. Lehman*

/s/ Jill E. McGovern*              Director                 December 30, 1999
---------------------------
Jill E. McGovern*

/s/ T.A. Rodgers*                  Director                 December 30, 1999
---------------------------
T. A. Rodgers*

/s/ G. Peter O'Brien*              Director                 December 30, 1999
---------------------------
G. Peter O'Brien

/s/ Marie K. Karpinski             Vice President           December 30, 1999
---------------------------        and Treasurer
Marie K. Karpinski


*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated November 12, 1999, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST      LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.      LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.      LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.  LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND    LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.       LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                      DATE

/s/ Edmund J. Cashman, Jr.                     November 12, 1999
---------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                        November 12, 1999
---------------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                         November 12, 1999
---------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                           November 12, 1999
---------------------------
Arnold L. Lehman

/s/ Raymond A. Mason                           November 12, 1999
---------------------------
Raymond A. Mason

/s/ Jill E. McGovern                           November 12, 1999
---------------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                         November 12, 1999
---------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                           November 12, 1999
---------------------------
G. Peter O'Brien

/s/ T. A. Rodgers                              November 12, 1999
---------------------------
T. A. Rodgers

/s/ Edward A. Taber, III                       November 12, 1999
---------------------------
Edward A. Taber, III